CONVERTIBLE PROMISSORY NOTES (Details Narrative)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($)
Statement [Line Items]
Proceeds net of transaction costs		$ 251,360
Net proceeds on issuance of promissory notes	$ 79,739		$ 178,729	$ 251,360		$ 258,223
Convertible Promissory Note
Statement [Line Items]
Nominal value of convertible bonds									$ 1,000
Proceeds net of transaction costs				273,790		272,126
Net proceeds on issuance of promissory notes				$ 273,790		$ 258,223
Notes to stock fair value					$ 262,500		$ 245,395
Share issued | shares				111,136,865	111,136,865	634,625,154	634,625,154
Deferred Derivative Loss (Increase)
Statement [Line Items]
Per share price | $ / shares					$ 0.0087
Proceeds net of transaction costs		(672,005)
Deferred derivative loss	417,955		$ 684,042	$ 417,955		$ 684,042
Risk-free rate				0.44%	0.44%			0.25%
Fair value								$ 1,610,858	$ 346,537
Dividend yield				0.00%	0.00%			0.00%
Derivative Liability
Statement [Line Items]
Proceeds net of transaction costs		$ 917,137
Deferred derivative loss	672,005			$ 672,005
Derivative liability	$ 971,137			$ 971,137
Remaining balance of net proceeds					$ 6,228
Minimum
Statement [Line Items]
Bear interest rate basis	10.00%			10.00%					10.00%
Percentage of prepayment premium	15.00%			15.00%					15.00%
Stock price volatility				125.00%	125.00%			172.00%
Per share price | $ / shares								$ 0.001
Maximum
Statement [Line Items]
Bear interest rate basis	12.00%			12.00%					12.00%
Percentage of prepayment premium	40.00%			40.00%					40.00%
Stock price volatility				271.00%	271.00%			502.00%
Per share price | $ / shares								$ 0.004